Supplement dated May 25, 2023
To the Prospectus dated May 1, 2023 for
Protective Investors Benefit Advisory VUL
Policies Issued by
Protective Life Insurance Company
Protective Variable Life Separate Account

This Supplement amends certain information contained in the above referenced variable product Prospectus, Initial Summary Prospectus and Updating Summary Prospectus. Please read this Supplement carefully and retain it for future reference.

Effective May 25, 2023, your current fund appendix is replaced with the following:

FUND APPENDIX

FUNDS AVAILABLE UNDER THE POLICY

The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.protective.com/eprospectus. You can also request this information at no cost by calling 1-800-265-1545 or by sending an email request to prospectus@protective.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund's past performance is not necessarily an indication of future performance.

Asset Allocation	Fund - Investment Adviser;	Current	Average Annual Total Returns (as of 12/31/2022)
Type	Sub-Adviser(s), as applicable	Expenses	1 Year	5 Year	10 Year
Allocation	American Funds Insurance Series® Asset Allocation Fund - Class 1	0.30%	-13.19%	5.59%	8.37%
International Equity	American Funds Insurance Series® Global Growth Fund - Class 1(1)	0.41%	-24.54%	7.33%	10.43%
U.S. Equity	American Funds Insurance Series® Growth-Income Fund - Class 1	0.28%	-16.28%	8.09%	11.82%
International Equity	American Funds Insurance Series® New World Fund® - Class 1(1)	0.57%	-21.86%	2.58%	4.53%
Allocation	BlackRock Global Allocation V.I. Fund - Class I - BlackRock (Singapore) Limited(1)	0.73%	-15.86%	3.50%	5.06%
U.S. Equity	ClearBridge Variable Mid Cap Portfolio - Class I - ClearBridge Investments, LLC	0.83%	-25.31%	5.22%	9.22%
U.S. Equity	ClearBridge Variable Small Cap Growth Portfolio - Class I - ClearBridge Investments, LLC	0.80%	-28.85%	8.54%	11.23%
Allocation	DFA VA Global Moderate Allocation Portfolio - Institutional Class(1)	0.28%	-10.96%	4.47%	—
International Equity	DFA VA International Small Portfolio - Institutional Class - Dimensional Fund Advisors Ltd; DFA Australia Limited	0.40%	-17.64%	0.52%	6.02%
International Equity	DFA VA International Value Portfolio - Institutional Class - Dimensional Fund Advisors Ltd; DFA Australia Limited	0.28%	-3.46%	1.48%	4.49%

FUND-1

Asset Allocation	Fund - Investment Adviser;	Current	Average Annual Total Returns (as of 12/31/2022)
Type	Sub-Adviser(s), as applicable	Expenses	1 Year	5 Year	10 Year
Taxable Bond	DFA VA Short-Term Fixed Portfolio - Institutional Class - Dimensional Fund Advisors Ltd; DFA Australia Limited	0.12%	-1.16%	0.70%	0.58%
U.S. Equity	DFA VA U.S. Large Value Portfolio - Institutional Class	0.21%	-4.88%	5.67%	10.71%
U.S. Equity	DFA VA U.S. Targeted Value Portfolio - Institutional Class	0.29%	-4.21%	7.48%	11.05%
Taxable Bond	DFA VIT Inflation-Protected Securities Portfolio - Institutional Class - Dimensional Fund Advisors Ltd; DFA Australia Limited	0.11%	-12.45%	2.02%	—
Allocation	Fidelity® VIP Balanced Portfolio - Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.47%	-17.94%	7.21%	8.91%
U.S. Equity	Fidelity® VIP Growth Opportunities Portfolio - Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.63%	-38.15%	13.09%	15.09%
Taxable Bond	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.40%	-12.96%	0.64%	1.53%
U.S. Equity	Fidelity® VIP Mid Cap Portfolio - Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.61%	-14.74%	5.95%	9.96%
Taxable Bond	Goldman Sachs VIT Core Fixed Income Fund - Institutional Class(1)	0.42%	-14.03%	0.06%	—
U.S. Equity	Goldman Sachs VIT Mid Cap Value Fund - Institutional Class(1)	0.84%	-9.99%	8.51%	10.02%
International Equity	Invesco® V.I. Global Fund - Series I	0.81%	-31.77%	2.85%	7.86%
Buffer	Invesco® V.I. S&P 500 Buffer December Fund - Series I(1)	0.71%	-10.70%	—	—
Buffer	Invesco® V.I. S&P 500 Buffer June Fund - Series I(1)	0.70%	—	—	—
Buffer	Invesco® V.I. S&P 500 Buffer March Fund - Series I(1)	0.70%	—	—	—
Buffer	Invesco® V.I. S&P 500 Buffer September Fund - Series I(1)	0.71%	-9.53%	—	—
Money Market	Invesco® V.I. U.S. Government Money Portfolio - Series I	0.54%	1.26%	0.91%	0.50%

FUND-2

Asset Allocation	Fund - Investment Adviser;	Current	Average Annual Total Returns (as of 12/31/2022)
Type	Sub-Adviser(s), as applicable	Expenses	1 Year	5 Year	10 Year
Sector Equity	Janus Henderson VIT Global Technology and Innovation Portfolio - Institutional Shares	0.72%	-36.95%	10.57%	15.63%
Taxable Bond	Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC	0.89%	-12.80%	1.13%	1.01%
Taxable Bond	PIMCO VIT Real Return Portfolio - Institutional Class	0.62%	-11.77%	2.11%	1.05%
Taxable Bond	PIMCO VIT Total Return Portfolio - Institutional Class	0.52%	-14.17%	-0.03%	1.07%
U.S. Equity	Putnam VT Sustainable Leaders Fund - Class IA - Putnam Investments Limited	0.66%	-22.72%	10.76%	13.76%
U.S. Equity	Schwab® S&P 500 Index Portfolio	0.03%	-18.12%	9.39%	12.43%
Allocation	TOPS® Aggressive Growth ETF Portfolio - Class 1 - Milliman Financial Risk Management LLC	0.29%	-15.74%	5.12%	8.22%
Allocation	TOPS® Conservative ETF Portfolio - Class 1 - Milliman Financial Risk Management LLC	0.33%	-8.60%	2.71%	3.19%
Allocation	TOPS® Growth ETF Portfolio - Class 1 - Milliman Financial Risk Management LLC	0.30%	-14.55%	4.57%	7.06%
Allocation	TOPS® Moderate Growth ETF Portfolio - Class 1 - Milliman Financial Risk Management LLC	0.30%	-12.66%	4.03%	5.81%
Allocation	Vanguard® VIF Balanced Portfolio	0.21%	-14.30%	5.96%	8.41%
U.S. Equity	Vanguard® VIF Capital Growth Portfolio	0.34%	-15.48%	8.57%	13.75%
Allocation	Vanguard® VIF Conservative Allocation Portfolio	0.13%	-14.90%	2.52%	4.52%
U.S. Equity	Vanguard® VIF Equity Income Portfolio	0.30%	-0.66%	8.51%	11.58%
U.S. Equity	Vanguard® VIF Equity Index Portfolio	0.14%	-18.23%	9.27%	12.40%
U.S. Equity	Vanguard® VIF Growth Portfolio	0.34%	-33.37%	8.55%	12.49%
International Equity	Vanguard® VIF International Portfolio	0.41%	-30.12%	4.45%	7.58%
U.S. Equity	Vanguard® VIF Mid-Cap Index Portfolio	0.17%	-18.82%	7.18%	10.95%
Sector Equity	Vanguard® VIF Real Estate Index Portfolio	0.26%	-26.30%	3.69%	6.36%
Taxable Bond	Vanguard® VIF Total Bond Market Index Portfolio	0.14%	-13.21%	-0.10%	0.92%
U.S. Equity	Vanguard® VIF Total Stock Market Index Portfolio	0.13%	-19.59%	8.55%	11.92%

(1)  These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Policy Owners and will continue past the current year.

FUND-3